Loan to a third party (Details Narrative) - USD ($)			12 Months Ended
	Apr. 08, 2025	Oct. 10, 2024	Sep. 30, 2025
Loan agreement period, description			from February 1, 2024 to September 30, 2025
Loan to a third party amounted			$ 4,749,572
Loan to a third party			$ 6,000,000
Interest rate annually	7.00%	7.00%	6.50%
January 29, 2026 [Member]
Proceeds from Repayment of Loans and Advances			$ 4,749,572